Other equity	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Other equity
17    Other equity

	2022	2021	2020	Recognition and measurement
	US$M	US$M	US$M
Share premium account	–	518	518	The share premium account represented the premium paid on the issue of BHP Group Plc shares recognised in accordance with the UK Companies Act 2006.
It was transferred to the common control reserve as part of the unification of the
Group’s
				corporate structure.
Capital redemption reserve	–	177	177	The capital redemption reserve represented the par value of BHP Group Plc shares that were purchased and subsequently cancelled. It was transferred to the common control reserve as part of unification of the
Group’s
corporate
				structure.
Common control reserves	(1,603)	–	–
The common control reserve arose on unification of the Group’s corporate structure and represents the residual on consolidation between BHP Group
Ltd’s investment in BHP Group Plc’s and BHP Group Plc’s share capital, share premium and capital redemption reserve at the time of unification.

Employee share awards reserve	174	268	246
The employee share awards reserve represents the accrued employee entitlements to share awards that have been charged to the income statement and have not yet been exercised.
Once exercised, the difference between the accumulated fair value of the awards and their historical
on-market
purchase price is recognised in retained
earnings.

Cash flow hedge reserve	41	100	50	The cash flow hedge reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge is recognised in the income statement when the hedged transaction impacts the income statement, or is recognised as an adjustment to the cost of
non-financial
hedged items. The hedging reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is
				determined to be an effective hedge relationship.
Cost of hedging reserve	(19)	(54)	(23)	The cost of hedging reserve represents the recognition of certain costs of
				hedging for example, basis adjustments, which have been excluded from the hedging relationship and deferred in other comprehensive income until the hedged transaction impacts the income statement.
Foreign currency translation reserve	(14)	43	39	The foreign currency translation reserve represents exchange differences arising from the translation of non-US dollar functional currency operations within the Group into US dollars.
Equity investments reserve	(8)	15	16	The equity investment reserve represents the revaluation of investments in shares recognised through other comprehensive income. Where a revalued financial asset is sold, the relevant portion of the reserve is transferred to
				retained earnings.
Non-controlling interest contribution reserve	1,441	1,283	1,283	The
non-controlling
interest contribution reserve represents the excess of consideration received over the book value of net assets attributable to equity instruments when acquired by non-controlling
				interests.

Total reserves	12	2,350	2,306

Summarised financial information relating to each of the Group’s subsidiaries with non-controlling
interests (NCI) that are material to the Group before any intra-group eliminations is shown below:

	2022			2021
US$M	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra -group eliminations)	Total	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra -group eliminations)	Total
Group share (per cent)	57.5			57.5

Current assets	2,929			2,996
Non-current assets	11,636			11,867
Current liabilities	(2,192)			(1,912)
Non-current liabilities	(4,762)			(4,733)

Net assets	7,611			8,218

Net assets attributable to NCI	3,235	574	3,809	3,493	848	4,341

Revenue	9,500			9,470
Profit after taxation	3,522			3,605
Other comprehensive income	11			27

Total comprehensive income	3,533			3,632

Profit after taxation attributable to NCI	1,497	658	2,155	1,532	615	2,147
Other comprehensive income attributable to NCI	5	–	5	11	–	11

Net operating cash flow	4,519			5,007
Net investing cash flow	(860)			(655)
Net financing cash flow	(4,029)			(4,001)

Dividends paid to NCI	1,760	780	2,540	1,590	537	2,127

While the Group controls Minera Escondida Limitada, the
non-controlling
interests hold certain protective rights that restrict the Group’s ability to sell assets held by Minera Escondida Limitada, or use the assets in other subsidiaries and operations owned by the Group. Minera Escondida Limitada is also restricted from paying dividends without the approval of the non-controlling
interests.